Income Taxes - Reconciliation of Deferred Tax assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (351)	$ (435)
Tax expense recognized to consolidated statements of operations	(67)	(79)
Tax benefit (expense) recognized to other comprehensive income (loss)	(18)	3
Uncertain tax positions and others	0	(8)
Ending balance	$ (266)	$ (351)